CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized		5,000,000	5,000,000	5,000,000
Preference shares, shares issued		0	0	0
Preference shares, shares outstanding		0	0	0
Class A common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued		0	0
Ordinary shares, shares outstanding		0	0
Ordinary shares, Subject to possible redemption issued		8,202,277	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption		8,202,277	23,000,000	23,000,000
Ordinary shares, redemption value per share		$ 10.17	$ 10.00	$ 10.00
Class B common stock
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued		5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding		5,750,000	5,750,000	5,750,000